SHARE-BASED PAYMENTS (Notes)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

The ONEOK, Inc. Equity Compensation Plan (ECP) and the ONEOK, Inc. Long-Term Incentive Plan (LTIP) provide for the granting of stock-based compensation, including incentive stock options, nonstatutory stock options, stock bonus awards, restricted stock awards, restricted stock-unit awards, performance stock awards and performance-unit awards to eligible employees and the granting of stock awards to nonemployee directors. We have reserved 10.0 million and 15.6 million shares of common stock for issuance under the ECP and LTIP, respectively. At December 31, 2016, we had approximately 2.4 million and 0.2 million shares available for issuance under the ECP and LTIP, respectively, which reflect shares issued and estimated shares expected to be issued upon vesting of outstanding awards granted under these plans, less forfeitures. These plans allow for the deferral of awards granted in stock or cash, in accordance with Internal Revenue Code section 409A requirements.

Restricted Stock Units - We have granted restricted stock units to key employees that vest over a three-year period and entitle the grantee to receive shares of our common stock. Restricted stock unit awards are measured at fair value as if they were vested and issued on the grant date, reduced by expected dividend payments and adjusted for estimated forfeitures. Restricted stock unit awards granted accrue dividend equivalents in the form of additional restricted stock units prior to vesting. Compensation expense is recognized on a straight-line basis over the vesting period of the award.

Performance-Unit Awards - We have granted performance-unit awards to key employees. The shares of our common stock underlying the performance units vest at the expiration of a period determined by the Executive Compensation Committee if certain performance criteria are met by the company. Outstanding performance units vest at the expiration of a three-year period. Upon vesting, a holder of outstanding performance units is entitled to receive a number of shares of our common stock equal to a percentage (0 percent to 200 percent) of the performance units granted, based on our total shareholder return over the vesting period, compared with the total shareholder return of a peer group of other energy companies over the same period. Compensation expense is recognized on a straight-line basis over the period of the award.

If paid, the outstanding performance unit awards entitle the grantee to receive the grant in shares of our common stock. Our outstanding performance unit awards are equity awards with a market-based condition, which results in the compensation cost for these awards being recognized over the requisite service period, provided that the requisite service period is fulfilled, regardless of when, if ever, the market condition is satisfied. The fair value of these performance units was estimated on the grant date based on a Monte Carlo model. Performance stock unit awards granted accrue dividend equivalents in the form of additional performance units prior to vesting. The compensation expense on these awards only will be adjusted for changes in forfeitures.

Stock Compensation Plan for Non-Employee Directors

The ONEOK, Inc. Stock Compensation Plan for Non-Employee Directors (the DSCP) provides for the granting of stock options, stock bonus awards, including performance-unit awards, restricted stock awards and restricted stock unit awards. Under the DSCP, these awards may be granted by the Executive Compensation Committee at any time, until grants have been made for all shares authorized under the DSCP. We have reserved a total of 1.4 million shares of common stock for issuance under the DSCP, and at December 31, 2016, we had approximately 1.0 million shares available for issuance under the plan. The maximum number of shares of common stock that can be issued to a participant under the DSCP during any year is 40,000. No performance unit awards, restricted stock unit awards or restricted stock awards have been made to nonemployee directors under the DSCP.

General

For all awards outstanding, we used a 3 percent forfeiture rate based on historical forfeitures under our share-based payment plans. We currently use treasury stock to satisfy our share-based payment obligations.

Compensation cost expensed for our share-based payment plans described above was $30.7 million, $11.5 million and $19.5 million during 2016, 2015 and 2014, respectively, which is net of tax benefits of $9.8 million, $4.9 million and $6.8 million, respectively. Compensation cost expensed included in income from continuing operations for each respective year was $30.7 million, $11.5 million, and $16.8 million, net of tax benefits.

Restricted Stock Unit Activity

As of December 31, 2016, we had $11.0 million of total unrecognized compensation cost related to our nonvested restricted stock unit awards, which is expected to be recognized over a weighted-average period of 1.8 years. The following tables set forth activity and various statistics for our restricted stock unit awards:

	Number of Units	Weighted Average Price
Nonvested December 31, 2015	463,569	$45.88
Granted	552,876	$20.04
Released to participants	(124,075)	$35.69
Forfeited	(10,723)	$34.38
Nonvested December 31, 2016	881,647	$31.25

	2016	2015	2014
Weighted-average grant date fair value (per share)	$20.04	$42.98	$58.23
Fair value of units granted (thousands of dollars)	$11,081	$10,186	$8,463
Fair value of units vested (thousands of dollars)	$4,429	$6,458	$10,649

Performance-Unit Activity

As of December 31, 2016, we had $15.0 million of total unrecognized compensation cost related to the nonvested performance-unit awards, which is expected to be recognized over a weighted-average period of 1.8 years. The following tables set forth activity and various statistics related to the performance-unit awards and the assumptions used in the valuations of the 2016, 2015 and 2014 grants at the grant date:

	Number of Units	Weighted Average Price
Nonvested December 31, 2015	691,260	$51.01
Granted	596,278	$25.54
Released to participants	—	$—
Forfeited	(281,787)	$40.66
Nonvested December 31, 2016	1,005,751	$38.81

	2016	2015	2014
Volatility (a)	39.94%	26.70%	25.48%
Dividend Yield	11.32%	5.02%	2.63%
Risk-free Interest Rate	0.93%	1.00%	0.69%
(a) - Volatility was based on historical volatility over three years using daily stock price observations.

	2016	2015	2014
Weighted-average grant date fair value (per share)	$25.54	$50.30	$64.75
Fair value of units granted (thousands of dollars)	$15,229	$13,370	$12,071
Fair value of units vested (thousands of dollars)	$—	$13,736	$25,795

Employee Stock Purchase Plan

We have reserved a total of 11.6 million shares of common stock for issuance under our ONEOK, Inc. Employee Stock Purchase Plan (the ESPP). Subject to certain exclusions, all full-time employees are eligible to participate in the ESPP. Employees can choose to have up to 10 percent of their annual base pay withheld to purchase our common stock, subject to terms and limitations of the plan. The purchase price of the stock is 85 percent of the lower of its grant date or exercise date market price. Approximately 57 percent, 53 percent and 67 percent of employees participated in the plan in 2016, 2015 and 2014, respectively. Under the plan, we sold 232,553 shares at $27.21 per share in 2016, 222,872 shares at $25.51 per share in 2015 and 110,592 shares at $43.85 per share in 2014.

Employee Stock Award Program

Under our Employee Stock Award Program, we issued, for no monetary consideration, to all eligible employees one share of our common stock when the per-share closing price of our common stock on the NYSE was for the first time at or above $13 per share, and one additional share of common stock when the per-share closing price of our common stock on the NYSE was at or above each one dollar increment above $13. The total number of shares of our common stock available for issuance under this program was 900,000. No shares were issued to employees under this program during 2016 or 2015. Shares issued to employees under this program during 2014 totaled 49,864 and compensation expense related to the Employee Stock Award Program was $2.1 million in 2014.

Deferred Compensation Plan for Non-Employee Directors

The ONEOK, Inc. Nonqualified Deferred Compensation Plan for Non-Employee Directors provides our nonemployee directors the option to defer all or a portion of their compensation for their service on our Board of Directors. Under the plan, directors may elect either a cash deferral option or a phantom stock option. Under the cash deferral option, directors may defer the receipt of all or a portion of their annual retainer fees, plus accrued interest. Under the phantom stock option, directors may defer all or a portion of their annual retainer fees and receive such fees on a deferred basis in the form of shares of common stock under our Long-Term Incentive Plan or Equity Compensation Plan. Shares are distributed to nonemployee directors at the fair market value of our common stock at the date of distribution.